PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 533,702	$ 472,998	$ 630,818
Depreciation and amortization expense allocated to inventory	472,096	260,006	135,950
Property plant and equipment	6,032,170	5,900,820	3,306,865
Accumulated depreciation	1,347,052	1,031,227	558,229
Right-of-use asset amortization			800,269
Right-of-use asset amortization allocated to inventory			450,413
Operating lease right-of-use assets				$ 5,001,360
Right-of-use asset additions resulting from lease renewals			7,236,663
Operating lease liabilities	8,953,425			$ 5,001,360
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,450,919	2,305,217	1,261,340
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property, Plant and Equipment [Line Items]
Property and equipment disposed	309,907
Accumulated depreciation	217,877
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,370,212
Accumulated depreciation	230,695
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment			324,371
Accumulated depreciation			128,319
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment			1,479,014
Accumulated depreciation			751,582
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Swell And Megawood [Member]
Property, Plant and Equipment [Line Items]
Impairment on capital assets			116,881
Property and equipment disposed			318,314
Accumulated depreciation			201,433
Gross proceeds of property equipment			0
Right-of-use assets	0	346,987	1,074,930
Sell of right-of-use assets	$ 0	$ 346,987
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Swell And Pure Green Properties [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets			583,257
Operating lease liabilities			628,171
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Swell And Pure Green Properties - Additional [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets			$ 491,672